Description of Business, Organization, and Basis of Presentation (Details) - Schedule of cash flows of the VIEs - Variable Interest Entities, Primary Beneficiary [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of cash flows of the VIEs [Line Items]
Net cash provided by/(used in) operating activities	¥ (303,745,231)	¥ (426,302,852)	¥ 367,720,114
Net cash provided by/(used in) investing activities	692,705,844	4,207,318,357	274,412,708
Net cash provided by/(used in) financing activities	¥ (429,173,286)	¥ (5,262,323,314)	¥ 909,251,326